Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Abstract]
Amortization expense amount	$ 448,747	$ 103,438	$ 107,895